Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Preferred Shares	Additional Paid-In Capital	Accumulated Deficit	Class A Ordinary Shares	Class A Ordinary Shares Ordinary Shares	Class F Ordinary Shares	Class F Ordinary Shares Ordinary Shares	Class F Ordinary Shares Forfeited on October 2, 2020	Class F Ordinary Shares Forfeited on October 2, 2020 Ordinary Shares	Class F Ordinary Shares Forfeited on November 20, 2020	Class F Ordinary Shares Forfeited on November 20, 2020 Ordinary Shares
Beginning Balance at Jul. 10, 2019
Beginning Balance, Shares at Jul. 10, 2019
Sale of Class F ordinary shares to Sponsor on August 12, 2019 at $0.001 per share	25,000		23,000					$ 2,000
Sale of Class F ordinary shares to Sponsor on August 12, 2019 at $0.001 per share, Shares								20,000,000
Net income (loss) attributable to ordinary shares	(8,494)			(8,494)
Ending Balance at Dec. 31, 2019	$ 16,506	$ 0	23,000	(8,494)		$ 0		$ 2,000
Ending Balance, Shares at Dec. 31, 2019	20,000,000	0				0		20,000,000
Net income (loss) attributable to ordinary shares	$ 0
Ending Balance at Mar. 31, 2020	$ 16,506	$ 0	23,000	(8,494)		$ 0		$ 2,000
Ending Balance, Shares at Mar. 31, 2020	20,000,000	0				0
Beginning Balance at Dec. 31, 2019	$ 16,506	$ 0	23,000	(8,494)		$ 0		$ 2,000
Beginning Balance, Shares at Dec. 31, 2019	20,000,000	0				0		20,000,000
Net income (loss) attributable to ordinary shares	$ (868)
Ending Balance at Jun. 30, 2020	$ 15,638	$ 0	23,000	(9,362)		$ 0		$ 2,000
Ending Balance, Shares at Jun. 30, 2020	20,000,000	0				0
Beginning Balance at Dec. 31, 2019	$ 16,506	$ 0	23,000	(8,494)		$ 0		$ 2,000
Beginning Balance, Shares at Dec. 31, 2019	20,000,000	0				0		20,000,000
Class F ordinary shares forfeited by Sponsor (As Restated)									$ (706)	$ (706)	$ (169)	$ (169)
Class F ordinary shares forfeited by Sponsor, Shares (As Restated)										(7,062,500)		(1,687,500)
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value as of December 31, 2020 (As Restated)	$ (41,707,437)		(23,000)	(41,684,437)
Net income (loss) attributable to ordinary shares	(33,316,784)			(33,316,784)	$ (26,653,427)		$ (6,663,357)
Ending Balance at Dec. 31, 2020	$ (75,008,590)	$ 0	0	(75,009,715)		$ 0		$ 1,125
Ending Balance, Shares at Dec. 31, 2020	11,250,000	0				0		11,250,000
Beginning Balance at Mar. 31, 2020	$ 16,506	$ 0	23,000	(8,494)		$ 0		$ 2,000
Beginning Balance, Shares at Mar. 31, 2020	20,000,000	0				0
Net income (loss) attributable to ordinary shares	$ (868)
Ending Balance at Jun. 30, 2020	$ 15,638	$ 0	23,000	(9,362)		$ 0		2,000
Ending Balance, Shares at Jun. 30, 2020	20,000,000	0				0
Beginning Balance at Dec. 31, 2020	$ (75,008,590)	$ 0	0	(75,009,715)		$ 0		$ 1,125
Beginning Balance, Shares at Dec. 31, 2020	11,250,000	0				0		11,250,000
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value	$ (6,763)			(6,763)
Net income (loss) attributable to ordinary shares	28,331,159			28,331,159
Ending Balance at Mar. 31, 2021	$ (46,684,194)	$ 0	0	(46,685,319)		$ 0		$ 1,125
Ending Balance, Shares at Mar. 31, 2021	11,250,000	0				0
Beginning Balance at Dec. 31, 2020	$ (75,008,590)	$ 0	0	(75,009,715)		$ 0		$ 1,125
Beginning Balance, Shares at Dec. 31, 2020	11,250,000	0				0		11,250,000
Net income (loss) attributable to ordinary shares	$ 19,145,017				15,316,014		3,829,003
Ending Balance at Jun. 30, 2021	$ (55,877,175)	$ 0	0	(55,878,300)		$ 0		$ 1,125
Ending Balance, Shares at Jun. 30, 2021	11,250,000	0				0
Beginning Balance at Mar. 31, 2021	$ (46,684,194)	$ 0	0	(46,685,319)		$ 0		1,125
Beginning Balance, Shares at Mar. 31, 2021	11,250,000	0				0
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value	$ (6,839)			(6,839)
Net income (loss) attributable to ordinary shares	(9,186,142)			(9,186,142)	$ (7,348,914)		$ (1,837,228)
Ending Balance at Jun. 30, 2021	$ (55,877,175)	$ 0	$ 0	$ (55,878,300)		$ 0		$ 1,125
Ending Balance, Shares at Jun. 30, 2021	11,250,000	0				0